Concentration and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Concentration and Risks
Cash, cash equivalents and restricted cash	¥ 8,961,652	¥ 4,104,749	¥ 3,754,904	$ 1,227,741	$ 562,348	¥ 3,897,966
CNY
Concentration and Risks
Cash, cash equivalents and restricted cash	¥ 7,354,348	¥ 3,593,838		100,752
EUR
Concentration and Risks
Cash, cash equivalents and restricted cash				35,000	16,609
SEK
Concentration and Risks
Cash, cash equivalents and restricted cash				382,492	95,676
USD
Concentration and Risks
Cash, cash equivalents and restricted cash				$ 131,148	$ 44,050
Accounts receivable and amounts due from related parties | Concentration of customers | Company A | Related party
Concentration and Risks
Concentration risk		12.70%
Accounts receivable and amounts due from related parties | Concentration of customers | Company B | Related party
Concentration and Risks
Concentration risk		18.68%
Purchases | Concentration of suppliers | Company C | Related party
Concentration and Risks
Concentration risk	36.66%	44.79%	53.54%
Purchases | Concentration of suppliers | Company D | Related party
Concentration and Risks
Concentration risk	21.76%
Purchases | Concentration of suppliers | Company E | Related party
Concentration and Risks
Concentration risk			13.14%